Segments - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Net impairment	$ (276)
Net Impairment loss recognised as exploration expense	$ 113
Norway [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	76.00%	79.00%	78.00%	80.00%
US [member}
Disclosure of operating segments [line items]
Percentage of entity's revenue	16.00%	16.00%	16.00%	15.00%
E&P International [member]
Disclosure of operating segments [line items]
Net impairment			$ (93)
E&P International [member] | South America [member]
Disclosure of operating segments [line items]
Net Impairment loss recognised as exploration expense			95
E&P International [member] | Europe and Asia area [member]
Disclosure of operating segments [line items]
Net impairment			(188)
MMP [member]
Disclosure of operating segments [line items]
Net impairment			185
E&P Norway [member]
Disclosure of operating segments [line items]
Net impairment			$ (396)